Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade receivables
Third parties (refer note a below)	$ 5,151,120	$ 4,701,900
Less: Allowances for expected credit losses	(1,147,683)	(968,322)
Trade receivables, net	4,003,437	3,733,578
Total, Ageing analysis of trade receivables	5,151,120	4,701,900
Other receivables
Amount due from related parties (refer note 24)	517,714	553,184
Government grant receivable	10,311	6,137
Advance to employees	1,959	9,090
Deposit recoverable	37,347	29,216
Other receivables	1,344
Prepayments	2,234,244	47,125
Total, Other receivables	2,802,919	644,752
Total trade and other receivables	6,806,356	4,378,330
Not past due [Member]
Trade receivables
Total, Ageing analysis of trade receivables	3,036,797	2,176,512
Up to 60 days [Member]
Trade receivables
Total, Ageing analysis of trade receivables	393,996	814,010
60 to 365 days [Member]
Trade receivables
Total, Ageing analysis of trade receivables	460,539	651,860
Over 1 year [Member]
Trade receivables
Total, Ageing analysis of trade receivables	$ 1,259,788	$ 1,059,518